SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. Generally Accepted Accounting Principles (“US GAAP”) and include the assets, liabilities, revenues and expenses of the Company’s wholly-owned subsidiaries over which the Company exercises control. Intercompany transactions and balances were eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from these estimates. The Company’s significant estimates and assumptions include stock-based compensation and the valuation allowance related to the Company’s deferred tax assets, revenue recognition and useful life of assets.  Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates and assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company maintains its cash in bank deposit and money market accounts that, at times, may exceed federally insured limits. The Company considers money market accounts that have maturity dates of three months or less from the purchase date to be cash equivalents.

Short Term Investments	Short term Investments The Company classifies its investment consisting of a certificate of deposit with a maturity greater than three months but less than one year as a short-term investment.

Earnings (Loss) per Share
Earnings (Loss) per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income applicable to common stock by the weighted-average number of common shares outstanding, less any unvested restricted stock outstanding. Under the treasury stock method, diluted EPS reflects the potential dilution that could occur if securities or other instruments that are convertible into common stock were exercised or could result in the issuance of common stock. As of December 31, 2015 and 2014, the following financial instruments were not included in the diluted loss per share calculation because their effect was anti-dilutive:

	2015	2014

Common Stock options	4,263,166	3,628,000
Common Stock warrants	1,980,318	1,980,318
Preferred Stock	14,999,000	14,999,000
Contingency shares	2,166,667	2,166,667
Excluded potentially dilutive securities	23,409,151	22,773,985

Revenue Recognition
Revenue Recognition

Licensing and Enforcement

The Company derives its revenue from patent licensing and enforcement. In general, these revenue arrangements provide for the payment of contractually determined fees in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. Significantly all of the patent licenses are granted on the entire portfolio rather than individual patents. Most of the intellectual property rights granted are perpetual in nature, extending until the expiration of the related patents, although they can be granted for a defined, relatively short period of time. The Company recognizes licensing and enforcement fees when there is persuasive evidence of a licensing arrangement, fees are fixed or determinable, delivery has occurred and collectability is reasonably assured.

Haystack IQ

The Company’s revenues are derived from month-to-month subscriptions to services, some of which may be billed annually in advance. Subscription revenue is earned each month as the service is rendered to subscribers on a monthly basis. The Company recognizes revenue when the subscribers use Haystack IQ’s services, the service has been rendered and earned during the month, the amount of the subscription is fixed or determinable based on established rates quoted on an annualized basis and collectability is reasonably assured. In general, subscriptions are contracted for a year and subscribers are entitled to refunds on a pro-rata basis.

Custom Innovation

Revenue is recognized as services are performed using the percentage of completion method. Revenue is recognized as services are performed using the percentage of completion method for fixed price contracts. Revenues for the current period are determined by multiplying the estimated margin at completion for each contract by the project’s percentage of completion to date, adding costs incurred to date, and subtracting revenues recognized in prior periods. In applying the percentage-of-completion method to these contracts, the Company measures the extent of progress toward completion as the ratio of costs incurred to date over total estimated costs at completion. As work is performed under contracts, estimates of the costs to complete are regularly reviewed and updated. As changes in estimates of total costs at completion on projects are identified, appropriate earnings adjustments are recorded using the cumulative catch-up method. Provisions for estimated losses on uncompleted contracts are recorded during the period in which such losses become evident. Profit incentives and/or award fees are recorded as revenues when the amounts are both probable and reasonably estimable.

Costs Associated with Revenue
Costs Associated with Revenue

Licensing and Enforcement

Contingent legal and consulting fees are expensed in the Condensed Consolidated Statements of Operations in the period that the related revenues are recognized. In instances where there are no recoveries from potential infringers, no contingent legal and consulting fees are required to be paid; however, the Company may be liable for certain out of pocket legal and consulting costs incurred pursuant to the underlying legal and consulting services agreement. Legal fees advanced by contingent law firms, if any, that are required to be paid in the event that no license recoveries are obtained are expensed as incurred and included in liabilities in the condensed consolidated balance sheets.

Haystack IQ

Cost of services is comprised of compensation for Company employees within the software and systems engineering groups in addition to data costs and amortization expenses. The expenses related to our hosted software applications are affected by the number of customers who subscribe to our products and the complexity and redundancy of our software applications and hosting infrastructure. The Company expenses these costs as they are incurred.

Custom Innovation

Costs represent the staff and related other costs associated with any of the services provided.

Investment
Investment

In cases where the Company’s investment is less than 20% of the outstanding voting stock and significant influence does not exist, the investment is carried at cost, and evaluated for impairment at each reporting period.

The Company elected the fair value option for its investment in Flexible Travel Company, LLC (“Flexible Travel”). As of December 31, 2015, the fair value of this investment is approximate $672 (see Note 7).

While the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

The decision to elect the fair value option, which is irrevocable once elected, is determined on an instrument by instrument basis and applied to an entire instrument. The net gains or losses, if any, on an investment for which the fair value option has been elected, are recognized as a change in fair value of investments in the Consolidated Statements of Operations.

Revenue Concentrations
Revenue Concentrations

The Company considers significant revenue concentrations to be counterparties or significant customers who account for 10% or more of the total revenues generated by the Company during the period. For the year ended December 31, 2015 85% of the Company’s revenue was derived from three counterparties. Of the 85% of the Company’s revenue derived from three counterparties, 19% of it was revenue from Walker Digital in connection with custom innovation subcontracted to the Company. For the year ended December 31, 2014, the amount of revenue derived from counterparties representing more than 10% of a total revenue was 96% (with three counterparties representing 45% another 36% and a third 15%).

Stock Based Compensation
Stock Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally measured on the measurement date and re-measured on each financial reporting date and vesting date until the service period is complete. The fair value amount is then recognized over the period services are required to be provided in exchange for the award, usually the vesting period. The Company recognizes employee stock-based compensation expense on a straight line basis over the requisite service period for each separately vesting tranche of each award. Stock-based compensation expense is reflected within operating expenses in the Consolidated Statements of Operations.

Website development costs
Website Development costs

Website development costs were expensed as incurred prior to technological feasibility. Post launch, all costs incurred by the Company related to the development phase, including costs incurred for enhancements that are expected to result in additional new functionality, are capitalized. Such costs are amortized on a straight-line basis over 36 months. All costs related to the planning and post-implementation phase, including training and maintenance, are expensed as incurred. Capitalized costs related to improvements and enhancements to the functionality of Haystack IQ are included in property and equipment, net in the Company’s Consolidated Balance Sheets.

Property and equipment, net
Property and Equipment, net

Property and equipment consist primarily of computer and network hardware and are stated at cost net of accumulated depreciation and amortization expenses. Leasehold improvements are amortized over the shorter of their estimated useful lives or the remaining term of the lease. Lease amortization is included in depreciation expense. Equipment and software are depreciated on a straight-line basis over two to five years. Costs related to maintenance and repairs are expensed as incurred.

Deferred Revenue
Deferred Revenue

Deferred revenue represents prepaid subscription revenue for future periods from subscribers in connection with Haystack IQ as well as amounts to be recognized in connection with the amortization of the Warrant in Flexible Travel.

Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts

Unbilled revenues on contracts in progress in the accompanying consolidated balance sheets represent unbilled amounts earned and reimbursable under Custom innovation contracts in progress. These amounts become billable according to the contract terms, which consider the passage of time, achievement of certain milestones or completion of the project.

Billings in excess of costs and estimated earnings on contracts in progress in the accompanying Consolidated Balance Sheets represent accumulated billings to our Custom innovation business in excess of the amount earned. The Company anticipates that the majority of such amounts will be earned as revenue within one year.

Billings in excess of cost represents revenue to be recorded in connection with our Custom Innovation business.

Income Taxes
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not of being sustained.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers,” which requires an entity to recognize revenue representing the transfer of promised goods or services to customers in an amount that reflects the consideration which the company expects to receive in exchange for those goods or services. ASU 2014-09 is intended to establish principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts with customers. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The original standard was effective for the Company on January 1, 2017, however, in April 2015, the FASB proposed a one-year deferral of this standard with a new effective date for the Company of January 1, 2018. Early application is not permitted. The Company is currently evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued Accounting Standards Update ASU No. 2016-02, “Leases,” which requires an entity that leases assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current U.S. GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new ASU will require both types of leases to be recognized on the balance sheet. The standard is effective for fiscal years beginning after December 15, 2018. Early application is permitted. The Company is currently evaluating the effect that ASU 2016-02 will have on its consolidated financial statements and related disclosures.

Subsequent Events	Subsequent Events Subsequent events have been evaluated through the date of filing.